Segment Information Sales by Customer Type (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Sales	$ 8,721	$ 8,475	$ 8,456	$ 8,189	$ 8,156	$ 8,085	$ 7,119	$ 6,735	$ 33,841	$ 30,095	$ 26,004
Concentration Risk, Percentage									100.00%	100.00%	100.00%
US Government
Revenue, Major Customer [Line Items]
Sales									$ 27,934	$ 24,796	$ 21,969
Concentration Risk, Percentage									83.00%	82.00%	85.00%
US Government | Aeronautics Systems
Revenue, Major Customer [Line Items]
Sales									$ 9,258	$ 8,732	$ 7,817
Concentration Risk, Percentage									83.00%	85.00%	86.00%
US Government | Defense Systems
Revenue, Major Customer [Line Items]
Sales									$ 4,952	$ 4,132	$ 3,422
Concentration Risk, Percentage									66.00%	62.00%	62.00%
US Government | Mission Systems
Revenue, Major Customer [Line Items]
Sales									$ 6,765	$ 6,501	$ 6,186
Concentration Risk, Percentage									72.00%	73.00%	73.00%
US Government | Space Systems
Revenue, Major Customer [Line Items]
Sales									$ 6,959	$ 5,431	$ 4,544
Concentration Risk, Percentage									94.00%	93.00%	96.00%
International
Revenue, Major Customer [Line Items]
Sales									$ 5,154	$ 4,434	$ 3,452
Concentration Risk, Percentage									15.00%	15.00%	13.00%
International | Aeronautics Systems
Revenue, Major Customer [Line Items]
Sales									$ 1,688	$ 1,402	$ 1,107
Concentration Risk, Percentage									15.00%	13.00%	12.00%
International | Defense Systems
Revenue, Major Customer [Line Items]
Sales									$ 1,442	$ 1,249	$ 726
Concentration Risk, Percentage									19.00%	19.00%	13.00%
International | Mission Systems
Revenue, Major Customer [Line Items]
Sales									$ 1,839	$ 1,653	$ 1,565
Concentration Risk, Percentage									19.00%	18.00%	18.00%
International | Space Systems
Revenue, Major Customer [Line Items]
Sales									$ 185	$ 130	$ 54
Concentration Risk, Percentage									2.00%	2.00%	1.00%
Other Customers
Revenue, Major Customer [Line Items]
Sales									$ 753	$ 865	$ 583
Concentration Risk, Percentage									2.00%	3.00%	2.00%
Other Customers | Aeronautics Systems
Revenue, Major Customer [Line Items]
Sales									$ 67	$ 86	$ 70
Concentration Risk, Percentage									1.00%	1.00%	1.00%
Other Customers | Defense Systems
Revenue, Major Customer [Line Items]
Sales									$ 410	$ 481	$ 357
Concentration Risk, Percentage									6.00%	7.00%	7.00%
Other Customers | Mission Systems
Revenue, Major Customer [Line Items]
Sales									$ 78	$ 77	$ 71
Concentration Risk, Percentage									1.00%	1.00%	1.00%
Other Customers | Space Systems
Revenue, Major Customer [Line Items]
Sales									$ 198	$ 221	$ 85
Concentration Risk, Percentage									3.00%	4.00%	2.00%
Intersegment Sales [Member] | Aeronautics Systems
Revenue, Major Customer [Line Items]
Sales									$ 103	$ 73	$ 46
Concentration Risk, Percentage									1.00%	1.00%	1.00%
Intersegment Sales [Member] | Defense Systems
Revenue, Major Customer [Line Items]
Sales									$ 691	$ 750	$ 974
Concentration Risk, Percentage									9.00%	12.00%	18.00%
Intersegment Sales [Member] | Mission Systems
Revenue, Major Customer [Line Items]
Sales									$ 728	$ 718	$ 638
Concentration Risk, Percentage									8.00%	8.00%	8.00%
Intersegment Sales [Member] | Space Systems
Revenue, Major Customer [Line Items]
Sales									$ 83	$ 63	$ 36
Concentration Risk, Percentage									1.00%	1.00%	1.00%
Operating Segments [Member] | Aeronautics Systems
Revenue, Major Customer [Line Items]
Sales									$ 11,116	$ 10,293	$ 9,040
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Operating Segments [Member] | Defense Systems
Revenue, Major Customer [Line Items]
Sales									$ 7,495	$ 6,612	$ 5,479
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Operating Segments [Member] | Mission Systems
Revenue, Major Customer [Line Items]
Sales									$ 9,410	$ 8,949	$ 8,460
Concentration Risk, Percentage									100.00%	100.00%	100.00%
Operating Segments [Member] | Space Systems
Revenue, Major Customer [Line Items]
Sales									$ 7,425	$ 5,845	$ 4,719
Concentration Risk, Percentage									100.00%	100.00%	100.00%